Income Taxes (Summary Of Operating Loss Carryforwards) (Detail)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Income Tax [Line Items]
2013		¥ 2,546,000,000
2014		5,563,000,000
2015		5,701,000,000
2018		8,848,000,000
2019		13,701,000,000
2020		2,468,000,000
2021 and thereafter		8,813,000,000
Total	$ 579,633,000	¥ 47,640,000,000